Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash and cash equivalents	$ 1,461,145	$ 1,568,291
Accounts receivable	1,398,402	1,425,117
Work in progress	1,208,095	1,143,685
Current financial assets	8,334	103,463
Prepaid expenses and other current assets	211,279	198,377
Income taxes	23,271	6,067
Total current assets before funds held for clients	4,310,526	4,445,000
Funds held for clients	506,780	488,727
Total current assets	4,817,306	4,933,727
Property, plant and equipment	366,823	389,276
Right-of-use assets	466,115	482,321
Contract costs	344,029	308,446
Intangible assets	718,575	623,103
Other long-term assets	110,440	84,776
Long-term financial assets	149,237	147,968
Deferred tax assets	242,567	105,432
Goodwill	9,470,376	8,724,450
Assets	16,685,468	15,799,499
Current liabilities
Accounts payable and accrued liabilities	999,790	924,659
Accrued compensation and employee-related liabilities	1,165,903	1,100,566
Deferred revenue	536,788	488,761
Income taxes	150,300	250,869
Current portion of long-term debt	999	1,158,971
Current portion of lease liabilities	150,252	198,857
Provisions	27,471	24,965
Current derivative financial instruments	13,073	4,513
Total current liabilities before clients’ funds obligations	3,044,576	4,152,161
Clients’ funds obligations	504,515	493,638
Total current liabilities	3,549,091	4,645,799
Long-term debt	2,687,309	1,941,350
Long-term lease liabilities	469,843	443,106
Long-term provisions	18,951	19,198
Other long-term liabilities	301,082	243,592
Long-term derivative financial instruments	19,704	1,700
Deferred tax liabilities	21,132	31,081
Retirement benefits obligations	190,366	163,379
Liabilities	7,257,478	7,489,205
Equity
Retained earnings	7,129,370	6,329,107
Accumulated other comprehensive income	451,253	158,975
Capital stock	1,470,333	1,477,180
Contributed surplus	377,034	345,032
Equity	9,427,990	8,310,294
Liabilities and Equity	$ 16,685,468	$ 15,799,499